ORDINARY SHARES (Details) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)
Ordinary Shares [Abstract]
Authorized share capital | $			$ 7,500,000
Proceeds from issuance shares, net of issuance costs | $			$ 4,050,055	$ 2,970,248	$ 1,538,802
Class A Ordinary Shares [Member]
Ordinary Shares [Abstract]
Ordinary shares, authorized (in shares)		14,800,000,000	14,800,000,000	14,800,000,000
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0005	$ 0.0005	$ 0.0005
Number of votes per share | Vote			1
Ordinary shares converted (in shares)			4,200,000
Issuance of Class A ordinary shares, net of issuance costs (in shares)	12,650,000	15,180,000
Number of ordinary shares represented by ADSs (in shares)	12,650,000	15,180,000
Proceeds from issuance shares, net of issuance costs | $	$ 3,972,416	$ 2,908,299
Class B Ordinary Shares [Member]
Ordinary Shares [Abstract]
Ordinary shares, authorized (in shares)		200,000,000	200,000,000	200,000,000
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0005	$ 0.0005	$ 0.0005
Number of votes per share | Vote			3
Ordinary shares converted (in shares)			4,200,000
Class B Ordinary Shares [Member] | Minimum [Member]
Ordinary Shares [Abstract]
Voting power per share | Vote			3
Class B Ordinary Shares [Member] | Maximum [Member]
Ordinary Shares [Abstract]
Voting power per share | Vote			15